3. SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
AmortizedCostHTMSecuritiesMember
Investment securities:
Time deposits other banks	$ 44,673	$ 47,975
Mortgage-backed securities:
Federal National Mortgage Assoc.	17,364	24,200
Federal Home Loan Mortgage Corp.	3,874	5,530
Private Label	0	1,377
CMOs:
Federal Home Loan Mortgage Corp.	76	129
Federal National Mortgage Assoc.	826	1,067
Private Label	0	320
Total	66,813	80,598
GrossUnrealizedGainsHTMSecuritiesMember
Investment securities:
Time deposits other banks	0	0
Mortgage-backed securities:
Federal National Mortgage Assoc.	1,180	1,194
Federal Home Loan Mortgage Corp.	321	451
Private Label	0	367
CMOs:
Federal Home Loan Mortgage Corp.	5	1
Federal National Mortgage Assoc.	71	52
Private Label	0	300
Total	1,577	2,365
GrossUnrealizedLossesHTMSecuritiesMember
Investment securities:
Time deposits other banks	0	0
Mortgage-backed securities:
Federal National Mortgage Assoc.	0	(1)
Federal Home Loan Mortgage Corp.	0	0
Private Label	0	(102)
CMOs:
Federal Home Loan Mortgage Corp.	0	0
Federal National Mortgage Assoc.	0	0
Private Label	0	(1)
Total	0	(104)
EstimatedFairValueHTMSecuritiesMember
Investment securities:
Time deposits other banks	44,673	47,975
Mortgage-backed securities:
Federal National Mortgage Assoc.	18,544	25,393
Federal Home Loan Mortgage Corp.	4,195	5,981
Private Label	0	1,642
CMOs:
Federal Home Loan Mortgage Corp.	81	130
Federal National Mortgage Assoc.	897	1,119
Private Label	0	619
Total	$ 68,390	$ 82,859